INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 11,375	$ 11,355
Accumulated amortization	9,189	8,376
Intangible assets, net	2,186	2,979
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,397	3,380
Accumulated amortization	3,372	3,362
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,487	6,485
Accumulated amortization	4,490	3,772
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,093	1,092
Accumulated amortization	929	844
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	398	398
Accumulated amortization	$ 398	$ 398